EMPLOYEES RIGHTS UPON RETIREMENT (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
EMPLOYEE RIGHTS UPON TERMINATION [Abstract]
Severance pay insurance deposits	$ 3,620	$ 3,275
Severance pay expenses	5,615	10,241
Severance pay expenses in respect of Contribution Plan	7,089	6,966
Severance pay expected deposit	10,155
Severance pay expected liability to Contribution Plan	$ 7,619